Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental payments for operating leases with initial or remaining terms in excess of one year are as follows as of December 31, 2011 (in millions):

2012	2013	2014	2015	2016	Thereafter	Total
$110.7	$77.8	$62.0	$43.1	$28.2	$86.4	$408.2

Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]	As of December 31, 2011, the Company's future estimated total purchase obligations are as follows (in millions):

2012	2013	2014	Total
$477.3	$76.0	$77.0	$630.3